Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The breakdown of loss before income tax by jurisdiction is as follows:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

U.S.	$(4,540,094)	$(4,001,206)	$(3,258,355)
Canadian	(464,990)	(1,026,520)	405,203
Other foreign	(24,764)	8,846	46,923

Total Loss Before Income Tax	$(5,029,848)	$(5,018,880)	$(2,806,229)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities of the Company are as follows:

	September 30,	September 30,	September 30,
	2017	2016	2015

Deferred income tax assets:
Non-capital loss carry-forwards	$12,164,100	$10,000,000	$8,028,900
Research and development tax credits	947,300	808,000	716,400
Deferred expenses	34,300	70,000	82,900
Property, plant and equipment	2,200	400	1,700
Share issuance costs	142,600	207,200	67,800
Deferred income tax liabilities:
U.S. federal benefit net of state taxes	(923,700)	(764,500)	(628,800)
Valuation allowance	(12,366,800)	(10,321,100)	(8,268,900)

Net deferred income tax asset (liability)	$-	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The recovery of income taxes shown in the consolidated statements of operations differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	September 30,	September 30,	September 30,
	2017	2016	2015

Combined Canadian federal and provincial tax rates	26.0%	26.0%	26.0%

Expected income tax (recovery)/expense	$(1,307,800)	$(1,304,900)	$(729,600)

Nondeductible share-based payments	30,000	(67,400)	69,500
Nondeductible change in fair value of warrant liability	-	(55,100)	(554,100)
Effect of higher income tax rate in U.S.	(624,400)	(550,600)	(445,800)
Foreign currency differences	(42,200)	20,000	169,900
Other	(174,500)	(2,800)	(43,300)
Change in valuation allowance on deferred tax assets	2,119,700	1,968,000	1,570,200

Income tax expense	$800	$7,200	$36,800

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax provision (benefits) are as follows:

	September 30,	September 30,	September 30,
	2017	2016	2015

Current tax provision
U.S. federal	$-	$-	$-
Canadian	-	-	-
Other foreign	-	6,400	36,000
State	800	800	800

Deferred tax provision
U.S. federal	(1,447,100)	(1,265,700)	(1,032,200)
Canadian	(199,100)	(303,300)	(209,300)
Other foreign	(5,200)	-	-
State	(468,300)	(399,000)	(328,700)

Change in valuation allowance on deferred tax assets	2,119,700	1,968,000	1,570,200

Total	$800	$7,200	$36,800